Schedule of earnings per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss Per Share
Net loss for the year	$ (31,116)	$ (3,577)
Basic weighted average number of shares outstanding	32,197,331	27,040,189
Diluted weighted average number of shares outstanding	32,197,331	27,040,189
Loss per share
Basic	$ (0.97)	$ (0.13)
Diluted	$ (0.97)	$ (0.13)